Summary of Financial Information of East Gate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investments and other related assets	$ 21,833	$ 25,567
Other assets	3,212	4,365
Total assets	25,045	29,932
Total liabilities	478	533
Total net assets of the fund	24,567	29,399
Investment and related income	5,419	8,351	$ 10,735
Impairment loss		(480)
Other costs and expenses	(8,219)	(10,642)	(7,755)
Net income (loss)	$ (2,800)	$ (2,771)	$ 2,980